LINE OF CREDIT – RELATED PARTY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LINE OF CREDIT RELATED PARTY

Line of credit from related party consisted of the following:

	30-Sep-23	31-Dec-22
May 20, 2020 (line of credit) Line of credit with maturity date of May 4, 2025 with 0% interest per annum with unpaid principal balance and accrued interest payable on the maturity date.	-	-
Other Line of credit with no maturity date with 0% interest per annum with unpaid principal balance and accrued interest payable on the maturity date.	$208,346	237,903
Total Line of credit - related party	$208,346	237,903

Total Long-term Line of credit - related party	$208,346	$237,903

Line of credit from related party consisted of the following:

	December 31, 2022	December 31, 2021
September 2019 (line of credit) - Line of credit with maturity date of September 14, 2022 with 0% interest per annum with unpaid principal balance and accrued interest payable on the maturity date.	$0	$0
May 20, 2020 (line of credit) Line of credit with maturity date of May 4, 2025 with 0% interest per annum with unpaid principal balance and accrued interest payable on the maturity date.		414,000
Other Line of credit with no maturity date with 0% interest per annum with unpaid principal balance and accrued interest payable on the maturity date.	237,903	315,388
Total Line of credit - related party	237,903	729,388

Total Long-term Line of credit - related party	$237,903	$729,388